Net Foreign Exchange Gain (Loss) - Schedule of Net Foreign Exchange Gains (Losses) (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	$ 37,404	$ (64,278)	$ 131,196
Other foreign currency exchange gains (losses)	4,128	5,421	1,537
Subtotals	41,532	(58,857)	132,733
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	702	93	(82)
Adjustment for investment instruments		105	(824)
Adjustment for other assets and liabilities	2	(322)	1,385
Net gain (loss) from hedge accounting	(14,610)	41,016	(87,047)
Subtotals	(13,906)	40,892	(86,568)
Totals	$ 27,626	$ (17,965)	$ 46,165